Note 13 - Financial assets at fair value through other comprehensive income debt securities by rating (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AAA [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 4,345,000,000	€ 3,669,000,000	€ 531,000,000
Percentage available for sale financial assets debt securities	6.40%	6.20%	1.00%
AA + [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 595,000,000	€ 7,279,000,000	€ 13,100,000,000
Percentage available for sale financial assets debt securities	0.90%	12.40%	24.40%
AA [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 449,000,000	€ 317,000,000	€ 222,000,000
Percentage available for sale financial assets debt securities	0.70%	0.50%	0.40%
AA - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 406,000,000	€ 265,000,000	€ 409,000,000
Percentage available for sale financial assets debt securities	0.60%	0.50%	0.80%
A+ [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 5,912,000,000	€ 3,367,000,000	€ 632,000,000
Percentage available for sale financial assets debt securities	8.70%	5.70%	1.20%
A [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 2,112,000,000	€ 12,895,000,000	€ 687,000,000
Percentage available for sale financial assets debt securities	3.10%	22.00%	1.30%
A - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 31,614,000,000	€ 10,947,000,000	€ 18,426,000,000
Percentage available for sale financial assets debt securities	46.30%	18.60%	34.30%
BBB + [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 8,629,000,000	€ 9,946,000,000	€ 9,195,000,000
Percentage available for sale financial assets debt securities	12.60%	16.90%	17.10%
BBB [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 4,054,000,000	€ 2,966,000,000	€ 4,607,000,000
Percentage available for sale financial assets debt securities	5.90%	5.10%	8.60%
BBB - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 5,116,000,000	€ 1,927,000,000	€ 1,003,000,000
Percentage available for sale financial assets debt securities	7.50%	3.30%	1.90%
Bb [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 4,731,000,000	€ 4,712,000,000	€ 4,453,000,000
Percentage available for sale financial assets debt securities	6.90%	8.00%	8.30%
Without Rating [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 345,000,000	€ 441,000,000	€ 445,000,000
Percentage available for sale financial assets debt securities	0.50%	0.80%	0.80%
Total Exposures [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 68,308,000,000	€ 58,731,000,000	€ 53,709,000,000
Percentage available for sale financial assets debt securities	100.00%	100.00%	100.00%